BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0	$ 0
Ordinary shares, Authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, Issued (in Shares)	35,949,247	24,252,096
Ordinary shares, Outstanding (in Shares)	35,949,247	24,252,096